COLLABORATION INTEREST-BEARING ADVANCED FUNDING - Additional Information (Details) $ in Thousands	3 Months Ended		6 Months Ended		18 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 16, 2022 USD ($) batch	Sep. 16, 2022 USD ($)	Jun. 17, 2022 USD ($)	Mar. 18, 2022 USD ($)	Dec. 17, 2021 USD ($)	Sep. 17, 2021 USD ($)	Jun. 18, 2021 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Funding advances from collaborator principal amount	$ 250,000		$ 250,000
Interest accrued on funding advances			$ 60,300
Interest rate margin percentage	2.50%		2.50%
Number of batches of funding advances | batch					7
Interest expense on borrowings	$ 4,500	$ 5,200		$ 10,200
Interest expense on lease liabilities			$ 9,100
Janssen
Disclosure Of Detailed Information About Borrowings [Line Items]
Funding advances from collaborator principal amount					$ 3,600	$ 60,500	$ 60,900	$ 5,300	$ 49,300	$ 53,100	$ 17,300